Class A Ordinary Shares Subject to Possible Redemption (Tables)	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Schedule of Reconciliation of Consolidated Balance Sheet
As of December 31, 2021, Class A ordinary shares reflected on the consolidated balance sheet is reconciled on the following table:

Gross proceeds	$345,000,000
Less:
Amount allocated to Public Warrants	(8,711,250)
Class A ordinary shares issuance costs	(19,011,139)
Plus:
Accretion of carrying value to redemption value	27,722,389

Class A ordinary shares subject to possible redemption	$345,000,000